Loans and borrowings - Summary of Reconciliation of Movements of Liabilities to Cash Flows from Financing Activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at January 1	$ 364	$ 793
Changes from financing cash flows
Proceeds from bank loans	193	120	$ 116
Proceeds from issue of convertible notes	1,500	0	0
Repayment of bank loans	(260)	(635)	(765)
Payment of lease liabilities	(52)	(46)	(39)
Transaction costs related to loans and borrowings	(22)	0	0
Interest paid	(26)	(34)	(80)
Total changes from financing cash flows	1,333	(595)
Effect of changes in foreign exchange rates	15	(5)
Other changes
Recognition of lease liabilities	116	43
Derecognition of lease liabilities	(1)
Secured bank loans for asset acquisition	161	86
Acquisition through business combination	16	1
Interest expense	71	41
Fair value changes of the embedded derivative	(22)
Total liability-related other changes	341	171
Balance at December 31	2,053	364	793
Bank loans
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at January 1	206	155
Changes from financing cash flows
Proceeds from bank loans	193	120
Proceeds from issue of convertible notes	0
Repayment of bank loans	(260)	(152)
Payment of lease liabilities	0	0
Transaction costs related to loans and borrowings	0
Interest paid	(9)	(13)
Total changes from financing cash flows	(76)	(45)
Effect of changes in foreign exchange rates	12	(3)
Other changes
Recognition of lease liabilities	0	0
Derecognition of lease liabilities	0	0
Secured bank loans for asset acquisition	161	86
Acquisition through business combination	6	0
Interest expense	8	13
Fair value changes of the embedded derivative	0
Total liability-related other changes	175	99
Balance at December 31	317	206	155
Convertible notes
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at January 1	0
Changes from financing cash flows
Proceeds from bank loans	0
Proceeds from issue of convertible notes	1,500
Repayment of bank loans	0
Payment of lease liabilities	0
Transaction costs related to loans and borrowings	(22)
Interest paid	0
Total changes from financing cash flows	1,478
Effect of changes in foreign exchange rates	0
Other changes
Recognition of lease liabilities	0
Derecognition of lease liabilities	0
Secured bank loans for asset acquisition	0
Acquisition through business combination	0
Interest expense	46
Fair value changes of the embedded derivative	(22)
Total liability-related other changes	24
Balance at December 31	1,502	0
Term loan
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at January 1	0	476
Changes from financing cash flows
Proceeds from bank loans		0
Repayment of bank loans		(483)
Payment of lease liabilities		0
Interest paid		(9)
Total changes from financing cash flows		(492)
Effect of changes in foreign exchange rates		0
Other changes
Recognition of lease liabilities		0
Derecognition of lease liabilities		0
Secured bank loans for asset acquisition		0
Acquisition through business combination		0
Interest expense		16
Total liability-related other changes		16
Balance at December 31		0	476
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at January 1	158	162
Changes from financing cash flows
Proceeds from bank loans	0	0
Proceeds from issue of convertible notes	0
Repayment of bank loans	0	0
Payment of lease liabilities	(52)	(46)
Transaction costs related to loans and borrowings	0
Interest paid	(17)	(12)
Total changes from financing cash flows	(69)	(58)
Effect of changes in foreign exchange rates	3	(2)
Other changes
Recognition of lease liabilities	116	43
Derecognition of lease liabilities	(1)
Secured bank loans for asset acquisition	0	0
Acquisition through business combination	10	1
Interest expense	17	12
Fair value changes of the embedded derivative	0
Total liability-related other changes	142	56
Balance at December 31	$ 234	$ 158	$ 162